RECEIVABLES, NET (Tables)	12 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Schedule of receivables, net

Receivables, net, consisted of the following (in thousands):

	September 30, 2015	September 30, 2014
Gaming	$32,841	$32,789
Hotel	1,637	922
Affiliates	19,400	—
Other	11,105	8,574

Subtotal	64,983	42,285
Less: reserve for doubtful collection	(11,039)	(11,645)

Total receivables, net	$53,944	$30,640